Other non-current financial liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Financial Liabilities

(EUR thousand)		As of March 31
Other non-current financial liabilities	Note	2023	2022
Put options related to acquisitions		3,596	15,419
Liabilities related to share-based payment transactions	24	2,373	—
Lease liabilities non-current	13	10,243	11,319
Other non-current liabilities	16	2,599	2,967
Total		18,811	29,705

Disclosure of Reconciliation of Put Options Liabilities

(EUR thousand)		For the financial year ended March 31
Put options related to acquisitions	Note	2023	2022
Opening balance as of April 1		15,419	7,423
Acquisition of subsidiaries		—	6,792
Changes in fair value recognized in income statement		(10,472)	1,925
Derecognition of options		—	(895)
Exchange differences		(557)	174
Closing balance as of March 31		4,390	15,419
Non-current portion		3,596	15,419
Current portion	40	794	—